UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 28, 2018

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 140.8%
Alabama - 6.4%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,400,000	$1,561,588
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23, 7.900%	0.000%	10/1/50	11,580,000	9,568,323
Subordinated Lien Warrants	6.000%	10/1/42	9,230,000	10,677,633
Subordinated Lien Warrants	6.500%	10/1/53	6,900,000	8,154,765
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,000,000	7,222,920

Total Alabama				37,185,229

Arizona - 4.9%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, SD Credit Program	5.000%	7/1/52	725,000	795,760
Navajo Nation, AZ, Revenue	5.500%	12/1/30	950,000	1,053,407	(a)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	5,387,250	(b)
Queen Creek, AZ ,Excise Tax & State Shared Revenue	5.000%	8/1/42	750,000	861,578
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	2,344,440
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	10,000,000	11,653,000
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/37	5,500,000	6,452,765

Total Arizona				28,548,200

California - 20.0%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	1,750,000	1,963,745
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,246,240
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	2.190%	4/1/24	5,500,000	5,659,005	(c)(d)
San Francisco Bay Area	5.125%	4/1/39	10,000,000	10,407,900	(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	11/15/56	750,000	845,790
Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	2,193,720	(b)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	12,500,000	13,308,875	(a)(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	4,935,000	5,026,100	(a)
California State, GO, Various Purpose	4.000%	11/1/36	1,000,000	1,054,940
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,235,000	5,607,313	(b)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,770,000	1,895,210
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	3,037,650	(b)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,405,000	2,620,344
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,334,080
Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,105,600
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	1,000,000	1,165,220

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/47	$2,000,000	$2,300,520
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/38	2,000,000	2,309,880
Power System	5.000%	7/1/47	4,000,000	4,573,040
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/48	2,500,000	2,881,450	(f)
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	3,430,000	4,817,675
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	8,000,000	11,139,440
Modesto, CA, Irrigation District COP, Capital Improvement	6.000%	10/1/39	6,500,000	6,821,287	(b)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,000,000	2,137,020
Riverside County, CA, Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500,000	4,065,180
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	900,000	1,049,868	(b)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	222,706
Senior Lien	5.750%	6/1/48	600,000	666,900
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,427,554
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	5,329,350
University of California, CA, Medical Center Pooled Revenue	5.000%	5/15/32	1,750,000	2,015,108

Total California				117,228,710

Colorado - 11.1%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	509,740
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	650,058
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project	5.000%	3/1/47	1,600,000	1,797,008
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	4,010,040
Sisters Leavenworth	5.000%	1/1/35	6,000,000	6,297,420
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	13,630,000	13,685,065	(e)
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	12,955,049	(e)(g)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	24,762,420

Total Colorado				64,666,800

Connecticut - 0.6%
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	1,500,000	1,664,625
Connecticut State, GO	5.000%	10/15/34	930,000	1,021,373
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/39	900,000	966,519	(a)

Total Connecticut				3,652,517

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.6%
District of Columbia Revenue:
Ingleside Rock Creek Project	5.000%	7/1/52	$400,000	$412,308
KIPP DC Project	5.000%	7/1/48	2,800,000	3,092,684

Total District of Columbia				3,504,992

Florida - 9.8%
Broward County, FL, Airport System Revenue	5.000%	10/1/47	1,250,000	1,392,850	(e)
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	350,000	357,718	(a)
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/42	650,000	740,331
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	555,000	576,212	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,410,000	2,711,973
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	1,500,000	1,663,710	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/30	3,000,000	3,284,520	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	10,569,000
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	11,626,058
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	9,000,000	9,562,860
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	1,250,000	1,387,787
Orange County, FL, Health Facilities Authority Revenue:
Balance Hospital-Orlando Regional Healthcare, AGM	5.000%	11/1/35	2,670,000	2,735,041	(b)
Presbyterian Retirement Communities	5.000%	8/1/47	750,000	821,317
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	8,449,360	(b)
Tampa-Hillsborough County, FL, Expressway Authority Revenue	5.000%	7/1/48	1,400,000	1,585,864

Total Florida				57,464,601

Georgia - 4.3%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	13,997,230	(b)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	6,596,559	(b)
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	4,401,000

Total Georgia				24,994,789

Hawaii - 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	7,000,000	7,464,100

Idaho - 0.2%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group	5.000%	12/1/47	1,100,000	1,228,469

Illinois - 13.7%
Chicago, IL, Board of Education, GO	5.000%	12/1/34	100,000	102,160
Chicago, IL, Board of Education, GO	5.000%	12/1/36	500,000	506,120
Chicago, IL, Board of Education, GO	5.000%	12/1/44	420,000	420,290
Chicago, IL, Board of Education, GO	5.000%	12/1/46	150,000	150,103
Chicago, IL, GO	5.000%	1/1/25	3,000,000	3,257,850
Chicago, IL, GO	5.500%	1/1/32	3,300,000	3,536,049
Chicago, IL, GO	5.500%	1/1/34	10,000	10,660

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, GO	5.500%	1/1/37	$220,000	$232,932
Chicago, IL, GO	6.000%	1/1/38	1,500,000	1,703,325
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,000,000	1,116,110	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	7,000,000	7,731,150	(e)
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/41	1,000,000	1,114,230
Third Lien	5.625%	1/1/35	5,175,000	5,730,847	(b)
Third Lien	5.625%	1/1/35	1,240,000	1,356,597
Third Lien	5.750%	1/1/39	5,035,000	5,593,130	(b)
Third Lien	5.750%	1/1/39	965,000	1,059,879
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	1,000,000	1,060,250
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/38	750,000	813,427
Second Lien	5.000%	1/1/44	1,000,000	1,064,870
Second Lien	5.000%	1/1/47	1,000,000	1,074,500
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,800,000	2,035,440
Second Lien Project, AGM	5.000%	11/1/33	1,290,000	1,461,015
Second Lien, AGM	5.000%	11/1/36	1,110,000	1,246,441
Second Lien, AGM	5.000%	11/1/37	2,500,000	2,809,475
Second Lien, AGM	5.000%	11/1/38	2,000,000	2,245,840
Illinois State Finance Authority Revenue:
Depaul University	6.125%	10/1/40	5,000,000	5,645,100	(b)
Memorial Health System	5.500%	4/1/39	7,000,000	7,263,550
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	522,590
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/37	250,000	268,845
Illinois State, GO	5.000%	2/1/28	2,840,000	2,953,799
Illinois State, GO	5.000%	2/1/29	1,660,000	1,717,868
Illinois State, GO	5.000%	1/1/33	1,500,000	1,530,090
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	12,000,000	12,284,280
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	3,100,000	521,544

Total Illinois				80,140,356

Indiana - 2.9%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,452,350
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,356,550	(e)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	5,208,900	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,181,930	(e)

Total Indiana				17,199,730

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 0.2%
Kentucky State Economic Development Finance Authority, Louisville Arena Project Revenue, Louisville Arena Authority Inc., AGM	5.000%	12/1/45	$1,000,000	$1,090,970
Louisiana - 1.3%
Port New Orleans, LA, Board of Commissioners Port Facilities Revenue, AGM	5.000%	4/1/43	2,000,000	2,262,000	(e)(f)
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	5,000,000	5,314,800	(c)(d)

Total Louisiana				7,576,800

Massachusetts - 5.6%
Massachusetts State DFA Revenue:
Broad Institute Inc.	5.000%	4/1/36	1,000,000	1,160,020
Broad Institute Inc.	5.250%	4/1/37	8,000,000	8,836,000	(b)
Milford Regional Medical Center	5.750%	7/15/43	500,000	541,125
Partners Healthcare System	5.000%	7/1/47	5,750,000	6,412,285
Suffolk University	5.750%	7/1/39	2,680,000	2,786,369
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	813,638
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,678,761
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/43	3,000,000	3,340,410
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	3,600,000	4,130,496

Total Massachusetts				32,699,104

Michigan - 4.0%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	500,000	559,515
Senior Lien	5.000%	7/1/46	5,500,000	6,125,075
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	7,595,350
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	650,000	727,590
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,600,000	1,603,056	(a)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	625,000	688,519
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	250,000	273,543
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,270,000	1,397,711
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,320,000	1,433,678
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/39	2,500,000	2,711,600

Total Michigan				23,115,637

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	1,530,000	1,705,506

Missouri - 1.9%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	900,000	890,910	(a)
Kansas City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,027,960
Missouri State HEFA Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - (continued)
Children’s Mercy Hospital	5.625%	5/15/39	$4,980,000	$5,222,625	(b)
Children’s Mercy Hospital	5.625%	5/15/39	1,020,000	1,065,737
Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,877,749

Total Missouri				11,084,981

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	900,000	1,066,392

Nevada - 0.2%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/33	1,185,000	1,195,120

New Jersey - 9.6%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	750,000	839,115
New Jersey State EDA Revenue	5.000%	6/15/26	2,500,000	2,700,625
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	990,000	1,017,611	(e)
Continental Airlines Inc. Project	5.125%	9/15/23	2,000,000	2,208,920	(e)
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,274,830	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,754,025	(e)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	2.690%	3/1/28	15,000,000	14,816,250	(c)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	650,000	704,522	(e)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/38	400,000	454,212
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	1,200,000	1,324,680
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	12,823,395
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	4,835,000	4,869,716	(e)
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	7,500,000	4,066,350
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	3,830,000	4,389,984

Total New Jersey				56,244,235

New York - 16.5%
Hudson Yards Infrastructure Corp. Revenue, NY	5.000%	2/15/42	3,000,000	3,394,980
Liberty, NY, Development Corp. Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	3,045,000	3,749,217
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,886,247
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	25,822,824	(b)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	2,750,000	3,054,480
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	1,500,000	1,702,170
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,486,300	(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/46	1,500,000	1,710,180
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	5,000,000	5,586,300
New York City, NY, TFA Revenue	5.000%	8/1/45	3,000,000	3,404,520
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,111,960

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds	5.000%	2/15/43	$3,000,000	$3,424,290
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,750,000	1,851,903	(a)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,623,900
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,055,150
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	8,000,000	8,723,200	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	1,500,000	1,629,360	(e)
New York State Urban Development Corp. Revenue, Personal Income Tax	5.000%	3/15/42	2,850,000	3,256,125
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	2,750,000	2,980,505
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	6,400,000	7,251,904
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels	5.000%	11/15/42	900,000	1,032,552

Total New York				96,738,067

North Carolina - 0.5%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	750,000	818,190
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/51	1,500,000	1,635,255
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	300,000	348,504

Total North Carolina				2,801,949

Ohio - 2.0%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	8,000,000	8,835,440
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	3,105,870

Total Ohio				11,941,310

Oklahoma - 0.2%
Oklahoma State Turnpike Authority Revenue	5.000%	1/1/47	700,000	790,482
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	500,000	370,470

Total Oklahoma				1,160,952

Oregon - 0.8%
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	2,000,000	2,223,800
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	510,000	515,263
Washington Multnomah & Yamhill County, OR, School District No. 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/35	1,500,000	1,742,835

Total Oregon				4,481,898

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 2.8%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
Tobacco Master Settlement Payment Bonds	5.000%	6/1/32	$250,000	$279,533
Tobacco Master Settlement Payment Bonds	5.000%	6/1/33	500,000	556,345
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/30	2,375,000	2,620,005
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	550,000	580,327
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	3,725,000	4,043,189
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	2,275,000	2,558,124	(b)
Philadelphia, PA, School District, GO	5.000%	9/1/33	1,755,000	1,891,276
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,109,020
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	600,000	660,156
Philadelphia School District Project, AGM	5.000%	6/1/33	1,780,000	1,944,525

Total Pennsylvania				16,242,500

Rhode Island - 0.9%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,328,300	(b)

South Carolina - 0.5%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,679,900

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	556,820

Tennessee - 0.3%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue	5.000%	7/1/46	1,000,000	1,143,300
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Green Bond	5.000%	7/1/42	500,000	573,385

Total Tennessee				1,716,685

Texas - 12.9%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,462,630
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/45	8,500,000	9,125,940
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, 0.000% until 10/1/23; 5.500%	0.000%	10/1/36	4,000,000	3,685,760
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,185,680	(g)
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	5,500,000	6,001,765	(e)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	1,000,000	1,130,950
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	120,000	135,162	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	130,000	145,594	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	120,000	134,107	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,250,000	15,299,085

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	$750,000	$808,987
North Texas Tollway Authority Revenue	5.000%	1/1/39	825,000	921,657
North Texas Tollway Authority Revenue	5.000%	1/1/40	2,000,000	2,177,600
North Texas Tollway Authority Revenue	5.000%	1/1/45	2,105,000	2,327,583
Socorro, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/42	2,750,000	3,125,760
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	610,000	676,643
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/27	8,550,000	9,402,862
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	7,741,230
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,745,888	(e)
Texas State Water Development Board Revenue	5.000%	10/15/47	6,250,000	7,147,125
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	1,000,000	1,037,950	(a)
Inspired Living Lewsville Project	10.000%	12/1/51	150,000	156,888

Total Texas				75,576,846

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	2,320,000	1,409,400
Matching Fund Loan	6.000%	10/1/39	1,475,000	859,188

Total U.S. Virgin Islands				2,268,588

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,094,090

Virginia - 2.4%
Virginia State College Building Authority, VA, Educational Facilities Revenue, 21st Century College & Equipment Programs	5.000%	2/1/32	2,630,000	3,102,848
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	1,100,000	1,223,332	(e)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	1,500,000	1,656,735	(e)
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	820,000	973,586
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	3,000,000	3,298,950	(e)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,204,960	(e)
Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	1,500,000	1,599,330	(e)

Total Virginia				14,059,741

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.7%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	$350,000	$371,497	(a)
Heron’s Key	6.750%	7/1/35	370,000	393,203	(a)
Washington State, GO	5.000%	8/1/34	3,000,000	3,486,150

Total Washington				4,250,850

Wisconsin - 0.5%
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	1,500,000	1,735,350	(a)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	1,000,000	1,088,020	(e)

Total Wisconsin				2,823,370

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $763,780,401)				822,779,104

SHORT-TERM INVESTMENTS - 1.4%
California - 0.0%
Metropolitan Water District of Southern California Revenue	1.020%	7/1/35	200,000	200,000	(h)(i)

Missouri - 0.2%
Missouri State HEFA Revenue, BJC Health System	1.110%	5/15/38	1,000,000	1,000,000	(h)(i)

New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, LOC-Wells Fargo Bank N.A.	1.120%	7/1/36	100,000	100,000	(h)(i)

New York - 0.6%
New York City, NY, GO:
LIQ-JPMorgan Chase	1.100%	3/1/40	200,000	200,000	(h)(i)
SPA-JPMorgan Chase	1.100%	8/1/38	600,000	600,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	1.270%	8/1/22	1,200,000	1,200,000	(h)(i)
Future Tax Secured, SPA-Dexia Credit Local	1.270%	8/1/23	1,000,000	1,000,000	(h)(i)
New York City Recovery Project, SPA-Royal Bank of Canada	1.100%	11/1/22	200,000	200,000	(h)(i)
New York City Recovery Project, SPA-Royal Bank of Canada	1.100%	11/1/22	100,000	100,000	(h)(i)
New York State Housing Finance Agency Revenue, 625 West 57th Street, LOC-Bank of New York Mellon	1.100%	5/1/49	100,000	100,000	(h)(i)

Total New York				3,400,000

North Carolina - 0.0%
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	1.090%	7/1/36	100,000	100,000	(h)(i)

Texas - 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	1.140%	12/1/24	700,000	700,000	(h)(i)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	1.120%	8/1/37	600,000	600,000	(h)(i)

Total Texas				1,300,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.1%
Emery County, UT, PCR, Pacificorp, LOC-Canadian Imperial Bank	1.130%	11/1/24	$400,000	$400,000	(h)(i)

Washington - 0.3%
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	1.120%	12/1/38	1,835,000	1,835,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,335,000)				8,335,000

TOTAL INVESTMENTS - 142.2% (Cost - $772,115,401)				831,114,104
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (5.5)%				(32,075,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (37.2)%				(217,575,000)
Other Assets in Excess of Liabilities - 0.5%				3,136,881

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$584,600,985

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi—annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$822,779,104	—	$822,779,104

Short-Term Investments†	—	8,335,000	—	8,335,000

Total Investments	—	$831,114,104	—	$831,114,104

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2018